City Holding Company (Parent Company Only) Financial Information (Condensed Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 38,945	$ 40,678	$ 38,960
Realized investment securities losses	(1,530)	(3,756)	(1,397)
Amortization and accretion	728	1,894	1,004
Deferred income tax expense (benefit)	2,530	(2,290)	(1,235)
Share-based Compensation	1,083	1,066	830
Depreciation	4,605	4,508	4,675
Change in other assets	2,163	(4,592)	3,986
Change in other liabilities	2,575	15,547	8,027
Net Cash Provided by Operating Activities	60,111	53,039	68,333
Purchases of available for sale securities	(171,200)	(732,552)	(979,740)
Proceeds from sales of available for sale securities	27,471	674,065	914,845
Acquisition of Virginia Savings Bank, Inc.	20,272
Net Cash Used in Investing Activities	(84,565)	(55,094)	(32,143)
Dividends paid	(20,710)	(20,630)	(21,350)
Purchases of treasury stock	(7,915)	(23,790)	(12,902)
Exercise of stock options	544	262	236
Net Cash (Used in) Provided by Financing Activities	(36,951)	82,075	(32,446)
(Decrease) increase in Cash and Cash Equivalents	(61,405)	80,020	3,744
Cash and cash equivalents at beginning of period	146,399	66,379	62,635
Cash and Cash Equivalents at End of Period	84,994	146,399	66,379
Parent Company [Member]
Net income	38,945	40,678	38,960
Realized investment securities losses	(1,134)	918	3,643
Amortization and accretion	19	19	19
Deferred income tax expense (benefit)		(363)	(1,501)
Share-based Compensation	224
Depreciation	1	1	1
Change in other assets	740	1,522	(1,305)
Change in other liabilities	1,136	(965)	827
Excess dividends of subsidiaries (equity in undistributed net income)	2,480	2,548	(24,416)
Net Cash Provided by Operating Activities	42,411	44,358	16,228
Purchases of available for sale securities	(403)	(29)	(248)
Proceeds from sales of available for sale securities	2,473
Investment in subsidiaries			4,201
Acquisition of Virginia Savings Bank, Inc.	(4,672)
Net Cash Used in Investing Activities	(2,602)	(29)	3,953
Dividends paid	(20,710)	(20,628)	(21,350)
Purchases of treasury stock	(7,915)	(23,791)	(12,902)
Exercise of stock options	544	462	236
Net Cash (Used in) Provided by Financing Activities	(28,081)	(43,957)	(34,016)
(Decrease) increase in Cash and Cash Equivalents	11,728	372	(13,835)
Cash and cash equivalents at beginning of period	2,621	2,249	16,084
Cash and Cash Equivalents at End of Period	$ 14,349	$ 2,621	$ 2,249